Note 12 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Year ending December 31, 2024	$ 785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Year ending December 31, 2028	537
Year ending December 31, 2029 and thereafter	1,027
Total lease payments	4,498
Less: imputed interest	(503)
Present value of lease liabilities	$ 3,995